Condensed Interim Statement of Shareholders' Equity and Deficit - USD ($)	Total	Share Capital [member]	Contributed Surplus [member]	Warrants [member]	Deficit [member]
Beginning balance at Dec. 31, 2017	$ 9,606,798	$ 154,016,519	$ 5,146,784	$ 741,917	$ (150,298,422)
Beginning balance, share at Dec. 31, 2017		12,686,723
Statement [Line Items]
Issued pursuant to agency or common share purchase agreement	28,424,732	$ 28,424,732
Issued pursuant to agency or common share purchase agreement, shares		8,975,126
Warrant liability issued during the period	(11,509,338)	$ (11,509,338)
Share issue expense	(1,546,800)	(1,546,800)
Issued other	66,234	$ 66,234
Issued other, shares		7,500
Warrants exercised during the period	59,998	$ 59,998
Warrants exercised during the period, shares		6,500
Warrants expired during the period		$ 741,917		$ (741,917)
Stock based compensation	1,151,933		1,151,933
Net and Comprehensive loss	(14,228,570)				(14,228,570)
Ending balance at Sep. 30, 2018	12,024,987	$ 170,253,262	6,298,717		(164,526,992)
Ending balance, shares at Sep. 30, 2018		21,675,849
Beginning balance at Dec. 31, 2018	$ 4,217,109	$ 170,502,394	6,652,409		(172,937,694)
Beginning balance, share at Dec. 31, 2018	21,675,849	21,675,849
Statement [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 16,717,131	$ 16,717,131
Issued pursuant to agency or common share purchase agreement, shares		10,873,044
Share issue expense	(1,915,612)	$ (1,915,612)
Warrants exercised during the period	7,002,043	$ 7,002,043
Warrants exercised during the period, shares		1,018,506
Stock based compensation	1,404,363		1,404,363
Net and Comprehensive loss	(44,319,942)				(44,319,942)
Ending balance at Sep. 30, 2019	$ (16,894,908)	$ 192,305,956	$ 8,056,772		$ (217,257,636)
Ending balance, shares at Sep. 30, 2019	33,567,399	33,567,399